Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 645,829	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	DeLamar	Gold, Silver	Development
#: 2
	328,752	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Nevada North	Gold	Exploration and Development
#: 3
	62,737	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Cerro Colorado	Copper	Exploration
#: 4
	176,704	Fees	UNITED STATES	ARIZONA	State of Arizona State Land Department	Cerro Colorado	Copper	Exploration
#: 5
	95,338	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Red Canyon	Gold	Exploration
#: 6
	47,121	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	ZenoOcelot	Gold	Exploration
#: 7
	9,863	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Dune	Gold	Exploration
#: 8
	18,629	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Eden	Gold	Exploration
#: 9
	25,478	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Marr	Gold	Exploration
#: 10
	1,370,866	Taxes	UNITED STATES	NEVADA	State of Nevada Department of Taxation	Florida Canyon	Gold	Operations	Open Pit
#: 11
	112,430	Fees	UNITED STATES	NEVADA	State of Nevada Division of Environmental Protection	Florida Canyon	Gold	Operations	Open Pit
#: 12
	149,965	Fees	UNITED STATES		Government of the United States of America Department of Interior	Florida Canyon	Gold	Operations	Open Pit
#: 13
	$ 407,665	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Florida Canyon	Gold	Operations	Open Pit